Borrowed Funds	12 Months Ended
Dec. 31, 2022
Federal Home Loan Banks [Abstract]
Borrowed Funds	Borrowed Funds
Borrowed funds were comprised of the following:

	As of December 31,
	2022	2021
	(In thousands)
Short-term FHLB advances	$691,297	$17
Escrow deposits of borrowers	22,314	20,258
Interest rate swap collateral funds	14,430	—
Long-term FHLB advances	12,787	14,003
Total borrowed funds	$740,828	$34,278
At December 31, 2022 and 2021, the Company had available and unused borrowing capacity of approximately $538.9 million and $455.3 million, respectively, at the Federal Reserve Discount Window.
Interest expense on borrowed funds was as follows:

	For the Year Ended December 31,
	2022	2021	2020
	(In thousands)
Federal funds purchased	$24	$—	$570
Federal Home Loan Bank advances	8,263	163	190
Escrow deposits of borrowers	3	2	2
Interest rate swap collateral funds	216	—	—
Total interest expense on borrowed funds	$8,506	$165	$762
A summary of FHLBB advances by maturities were as follows:

	As of December 31,
	2022		2021
	Amount	Weighted Average Interest Rate	Amount	Weighted Average Interest Rate
	(Dollars in thousands)
Within one year	$691,297	4.36%	$17	0.14%
Over one year to three years	2,835	0.86%	1,488	0.32%
Over three years to five years	2,534	1.89%	2,854	1.10%
Over five years	7,418	0.94%	9,661	1.24%
Total Federal Home Loan Bank advances (1)	$704,084	4.30%	$14,020	1.11%
(1)The weighted average interest rate of long-term FHLB advances as of both December 31, 2022 and December 31, 2021 was 1.11%.
At December 31, 2022 and 2021, advances from the FHLBB were secured by stock in the FHLBB, residential real estate loans and commercial real estate loans. The collateral value of residential real estate and commercial real estate loans securing these advances was $1.5 billion and $1.2 billion, respectively, at December 31, 2022, and $1.0 billion and $888.3 million, respectively, at December 31, 2021. At December 31, 2022 and 2021, the Bank had available and unused borrowing capacity with the FHLBB of approximately $2.0 billion and $1.8 billion, respectively.
As a member of the FHLBB, the Company is required to hold FHLBB stock. At December 31, 2022 and 2021, the Company had investments in the FHLBB of $41.4 million and $10.9 million, respectively. At its discretion, the FHLBB may declare dividends on the stock. Included in other noninterest income in the Consolidated Statements of Income are dividends received of $0.3 million, $0.2 million, and $0.4 million during the years ended December 31, 2022, 2021, and 2020, respectively.